Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Salaries and wages	$ 71,567	$ 52,268
Insurance reserves	37,717	35,066
Vacation	24,697	23,565
Real estate taxes	22,178	22,690
Lease payable	8,915	9,017
Interest	7,644	7,782
Income taxes	2,469	1,919
Other	25,708	31,327
Total	$ 200,895	$ 183,634